Share-Based Payments (Tables)	9 Months Ended
Sep. 30, 2021
Share-Based Payments
Schedule of granted warrants

		Weighted Average
		Exercise
	Number of	Price/Share
	warrants	(DKK)
Warrants granted as at December 31, 2020	2,228,076	1
Warrants granted	63,802	1
Warrants forfeited	(7,874)	1
Warrants cancelled	(10,397)	1
Warrants granted as at September 30, 2021	2,273,607	1
Warrants exercisable as at September 30, 2021	—	—

		Weighted Average
		Exercise
	Number of	Price/Share
	warrants	(DKK)
Warrants granted as at December 31, 2019	1,932,156	1
Warrants granted	—	1
Warrants forfeited	(45,216)	1
Warrants cancelled	(22,032)	1
Warrants granted as at September 30, 2020	1,864,908	1
Warrants exercisable as at September 30, 2020	—	—